Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] pure in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense	$ 3,000,000	$ 3,400,000	$ 6,300,000	$ 6,500,000
Granted	0.0	0.0	2.2	1.9
Weighted average fair value of options granted	$ 0.00	$ 0.00	$ 5.64	$ 6.28